Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per ADS (Detail)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 ADS USD ($)	Mar. 31, 2011 ADS INR	Mar. 31, 2010 ADS INR	Mar. 31, 2009 ADS INR
Earnings Per Share Disclosure [Line Items]
Basic earnings per share	$ 0.40	17.84	11.26	7.28
Effect of potential equity shares for stock options outstanding	$ 0.01	0.25	0.14	0.04	$ 0.03	0.75	0.42	0.12
Diluted earnings per share	$ 0.39	17.59	11.12	7.24
Basic earnings per ADS	$ 1.20	53.52	33.78	21.84
Diluted earnings per ADS	$ 1.17	52.77	33.36	21.72